Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Copeland SMID Cap Dividend Growth Fund | Copeland SMID Cap Dividend Growth Fund Class I Shares
Prospectus [Line Items]
Annual Return [Percent]	2.67%	2.24%	18.88%	(14.86%)	22.56%	8.29%	28.46%	(5.23%)
Copeland Dividend Growth Fund | Copeland Dividend Growth Fund Class A shares
Prospectus [Line Items]
Annual Return [Percent]	8.58%	9.88%	18.79%	(14.78%)	26.14%	3.69%	12.28%	0.17%	19.57%	3.35%
Copeland International Small Cap Fund | Copeland International Small Cap Fund Class I Shares
Prospectus [Line Items]
Annual Return [Percent]	19.17%	(6.45%)	13.48%	(24.05%)